Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	001-38308
Entity Registrant Name	GREENPRO CAPITAL CORP.
Entity Central Index Key	0001597846
Entity Tax Identification Number	98-1146821
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B-7-5, Northpoint Office,
Entity Address, Address Line Two	Mid Valley City No.1 Medan Syed Putra Utara,
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(603) 2201-3192
Local Phone Number	2201-3192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GRNQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false